STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF UNITS ISSUED IN THREE SEPARATE TRANCHES

The Units were issued in five separate tranches as follows:

Effective date	Number of units issued	Gross proceeds	Share issuance costs – cash	Share issuance costs – agent warrants	Net proceeds
July 27, 2023	432,914	$346,331	$26,178	$3,404	$320,153
August 28, 2023	2,886,124	2,308,899	86,960	22,694	2,221,939
September 23, 2023	2,218,222	1,774,578	69,098	17,442	1,705,480
October 18, 2023	4,958,717	3,966,974	134,270	38,936	3,832,704
November 3, 2023	2,003,366	1,602,693	84,955	15,730	1,517,738
Total	12,499,343	$9,999,475	$401,461	$98,206	$9,598,014

SCHEDULE OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The changes in the number of warrants outstanding for the six-month period ended June 30, 2024, and for the year ended December 31, 2023, are as follows:

	Six months ended June 30, 2024		Year ended December 31, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price

Warrants outstanding, beginning	12,349,912	$1.20	-	$	n/a
Warrants issued - offering	-	$ n/a	12,499,343		$1.20
Warrants issued - agent	-	$ n/a	124,994		$1.20
Warrants exercised	(363,625)	$1.20	(274,425)		$1.20
Warrants outstanding, ending	11,986,287	$1.20	12,349,912		$1.20

The changes in the number of warrants outstanding for the years ended December 31, 2023 and 2022, are as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	-	$	n/a	-	$	n/a
Warrants issued - offering	12,499,343		$1.20	-	$	n/a
Warrants issued - agent	124,994		$1.20	-	$	n/a
Warrants exercised	(274,425)		$1.20	-	$	n/a
Warrants outstanding, ending	12,349,912		$1.20	-	$	n/a

SCHEDULE OF WARRANTS OUTSTANDING

Details of warrants outstanding as at June 30, 2024, are as follows:

Number of warrants exercisable		Expiry date	Exercise price
402,239		July 27, 2025	$1.20
2,763,574		August 28, 2025	$1.20
2,054,097		September 23, 2025	$1.20
55,373	(1)	September 23, 2028	$1.20
4,697,267		October 18, 2025	$1.20
1,944,116		November 3, 2025	$1.20
69,621	(1)	November 3, 2028	$1.20
11,986,287

(1)	Agent warrants

Details of warrants outstanding as at December 31, 2023, are as follows:

Number of warrants exercisable		Expiry date	Exercise price
415,364		July 27, 2025	$1.20
2,842,124		August 28, 2025	$1.20
2,180,722		September 23, 2025	$1.20
55,373	(1)	September 23, 2028	$1.20
4,811,342		October 18, 2025	$1.20
1,975,366		November 3, 2025	$1.20
69,621	(1)	November 3, 2028	$1.20
12,349,912

(1)	Agent warrants

SCHEDULE OF RECOGNIZED SHARE-BASED COMPENSATION

During the three- and six-month periods ended June 30, 2024 and 2023, the Company recognized share-based compensation as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Directors and CEO	$245,767	$246,440	$491,534	$490,173
Officer – VP of Operations	175,000	175,000	350,000	233,333
Consultants	116,667	116,667	233,334	155,556
	$537,434	$538,107	$1,074,868	$879,062

During the year ended December 31, 2023 and 2022, the Company recognized share-based compensation as follows:

	Year ended December 31,
	2023	2022
Directors and CEO	$988,471	$988,471
Officer – VP of Operations	583,333	-
Consultants	388,890	-
	$1,960,694	$988,471